STOCKHOLDERS’ DEFICIT (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	5,780,165	4,890,424
Common stock, shares outstanding	5,780,165	4,890,424
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Common stock, shares authorized	40,000,000	40,000,000
Preferred stock, shares authorized	10,000,000	10,000,000
Proceeds from issuance of common stock | $	$ 205,496	$ 275,000
Fees and services | $	$ 47,970	$ 26,659
Number of common shares option purchased	210,000	375,000
Value of common stock option purchased | $	$ 56,616	$ 74,357
Illiquidity discount	75.00%
Expected dividends	0.00%	0.00%
Volatility rate, minimum	169.00%
Volatility rate, maximum	288.00%
Riskfree interst rate, minimum	0.92%	0.29%
Riskfree interst rate, maximum	1.75%	1.69%
Volatility rate		63.08%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000	67,000
Warrants and Rights Outstanding | $	$ 110,053	$ 19,296
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.35
Strike price | $ / shares		$ 0.60
Convertible Debt | $		$ 225,000
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input		2.531
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input		1.42
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term	6 months	2 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant | $ / shares	$ 0.51	$ 0.300
Strike price | $ / shares	$ 0.01	$ 0.01
Expected term in years	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.75
Strike price | $ / shares	$ 0.60
Minimum [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input	254.05
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.15
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant | $ / shares	$ 1.93	$ 0.525
Strike price | $ / shares	$ 1.00	$ 1.04
Expected term in years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.97
Strike price | $ / shares	$ 0.90
Maximum [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input	277.04
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0054
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, voting rights description	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	6,148,212
Common stock, shares outstanding	6,148,212
Preferred stock, shares issued	1
Preferred stock, shares outstanding	1
Common stock, shares authorized	40,000,000
Preferred stock, shares authorized	6,148,212
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued of common stock	293,889	461,666
Proceeds from issuance of common stock | $	$ 205,790	$ 275,000
Number of shares issued for services	74,158	53,075
Fees and services | $	$ 72,035	$ 31,845
Average price | $ / shares	$ 0.97	$ 0.60
Number of conversion shares		375,000
Conversion of amount | $		$ 225,000